Shareholder Report, Holdings (Details) - Preferred Securities and Income SMA Shares	Apr. 30, 2026
Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.40%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Insurance
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	41.50%
CANADA
Holdings [Line Items]
Percent of Net Asset Value	15.50%
UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.60%
FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.70%
SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Citigroup, Inc., 6.875%, Series GG
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Bank of America Corp., 6.625%, Series OO
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Citigroup, Inc., 6.625%, Series HH
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Citigroup, Inc., 6.95%, Series FF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
ING Groep NV, 7.00% (Netherlands)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Algonquin Power & Utilities Corp., 4.75%, due 1/18/82 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Enbridge, Inc., 8.50%, due 1/15/84 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Barclays PLC, 8.875% (United Kingdom)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Goldman Sachs Group, Inc., 7.50%, Series X
Holdings [Line Items]
Percent of Net Asset Value	0.90%
South Bow Canadian Infrastructure Holdings Ltd., 7.625%, due 3/1/55 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	0.90%